EARNINGS PER COMMON SHARE	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
EARNINGS PER COMMON SHARE
EARNINGS PER COMMON SHARE

The following table sets forth the computation of basic and diluted earnings per common share:

(in thousands, except for per share amounts)	Net income attributable to DENTSPLY International	Shares	Earnings per common share

Year Ended December 31, 2014
Basic	$322,854	141,714	$2.28
Incremental shares from assumed exercise of dilutive options		2,505

Diluted	$322,854	144,219	$2.24

Year Ended December 31, 2013
Basic	$313,192	142,663	$2.20
Incremental shares from assumed exercise of dilutive options		2,302

Diluted	$313,192	144,965	$2.16

Year Ended December 31, 2012
Basic	$314,213	141,850	$2.22
Incremental shares from assumed exercise of dilutive options		2,095

Diluted	$314,213	143,945	$2.18

Options to purchase 1.0 million, 2.3 million and 4.1 million shares of common stock that were outstanding during the years ended 2014, 2013 and 2012, respectively, were not included in the computation of diluted earnings per common share since the options’ exercise prices were greater than the average market price of the common shares and, therefore, the effect would be antidilutive.